Inventories, Net (Details) - Schedule of Inventories, Net $ in Thousands, $ in Thousands	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Schedule of Inventories, Net [Abstract]
Raw material	$ 9,118		$ 10,098
Work-in-process	21,542		16,747
Finished goods	38,712		23,015
Valuation allowance	(21,621)		(13,092)	$ (10,750)	$ (12,755)
Total	$ 47,751	$ 1,559	$ 36,768